EMPLOYEE DEFINED CONTRIBUTION PLAN (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Minimum [Member]
Employee defined contribution plan [Line Items]
Define contribution plan employer contribution based on employees' salaries, percentage		12.00%	12.00%
Maximum [Member]
Employee defined contribution plan [Line Items]
Define contribution plan employer contribution based on employees' salaries, percentage		13.00%	13.00%
PRC [Member]
Employee defined contribution plan [Line Items]
Define contribution plan employer contribution based on employees' salaries, percentage	41.00%
Define contribution plan employer contribution, amount	$ 13.2
Malaysia [Member]
Employee defined contribution plan [Line Items]
Define contribution plan employer contribution, amount	1.1	$ 1.0	$ 1.0
Legal or constructive obligation	$ 0.0
Malaysia [Member] | Minimum [Member]
Employee defined contribution plan [Line Items]
Define contribution plan employer contribution based on employees' salaries, percentage	12.00%
Malaysia [Member] | Maximum [Member]
Employee defined contribution plan [Line Items]
Define contribution plan employer contribution based on employees' salaries, percentage	13.00%